Prepayments, receivables and other current assets and other non-current assets - Prepayments, receivables and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments, receivables and other current assets and other non-current assets
Loans receivable(a)	¥ 9,689,517	¥ 8,679,730	¥ 5,338,627	¥ 4,644,298
Short-term debt investments	1,689,073	1,096,739	582,510	171,000
Deposits and receivables from partners	856,230	1,253,330	794,042	762,572
Prepayment and prepaid expense	712,568	905,086	1,140,803	919,210
Deductible VAT-input	684,338	1,023,024	1,533,722	1,553,800
Prepaid income tax	314,196	381,488	92,250	2,812
Contingent consideration assets	4,284	239,557
Others	589,584	771,977	656,973	1,033,974
Total	¥ 14,539,790	¥ 14,350,931	¥ 10,138,927	¥ 9,087,666